SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Earnings per share [abstract]
Net loss attributable to the owners of the company	$ (10,693)		$ (33,009)		$ (20,914)		$ (6,184)		$ (4,939)
Basic loss per share	$ (0.005)	[1]	$ (0.001)	[1]	$ (586)	[2]	$ (635)	[2],[3]	$ (556)	[2],[3]
Diluted loss per share	$ (0.005)	[1]	$ (0.001)	[1]	$ (586)	[2]	$ (635)	[2],[3]	$ (556)	[2],[3]
Weighted average number of ordinary shares used in calculating basic loss per share	376		11		36		10		9
Weighted average number of ordinary shares used in calculating diluted loss per share	376		11		36		10		9
Net loss attributable to the owners of the Company	$ (10,886)		$ (33,009)		$ (20,989)		$ (6,184)		$ (4,939)

[1]	After giving effect to the reverse stock split on July 11, 2024 (see also Note 1.E)
[2]	Restated as a result of the SPAC transaction and after giving effect to the reverse stock splits (see also Notes 14B4 and 24.12)
[3]	Restated as a result of the SPAC transaction and after giving effect to the reverse share splits described in Notes 14B(4) and 24.12, the calculation of the basic and diluted loss per share for all past periods presented have been adjusted retrospectively based on the new number of shares as derived from the conversion ratio.